Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our practice is to grant new hire stock option awards to named executive officers and other employees at the Vice President level and above effective upon the applicable named executive officer’s or other employee’s employment commencement date. These awards are typically approved by our Compensation Committee or Board of Directors with input from executive officers. New hire stock option awards are granted to employees below the Vice President level effective upon the first day of the calendar month following the applicable employee’s employment commencement date. New hire restricted stock unit awards are granted to all employees, regardless of level, effective upon the first day of the calendar quarter immediately following the applicable employee’s employment commencement date. Annual stock option and restricted stock unit awards are granted at the discretion of the Compensation Committee and the Board of Directors to all employees upon a date that is pre-determined by the Compensation Committee, typically in February. Equity awards to executives who report to our CEO are approved by the Compensation Committee and equity awards to the Chief Executive Officer, are recommended by the Compensation Committee and approved by the Board of Directors. Equity awards to employees at the Senior Vice President level and below may be approved by the Chief Executive Officer pursuant to a delegation of authority from the Compensation Committee. Our eligible non-employee directors receive automatic grants of initial and annual stock option awards at the time of a director’s initial appointment or election to the Board of Directors and as of the date of each annual meeting of our stockholders, in accordance with our non-employee director compensation policy as further described under the section above entitled “Director Compensation”.
The Compensation Committee is responsible for overseeing our policies and practices regarding the timing of equity grants in relation to the release of material, nonpublic information. We do not currently maintain any written policies regarding the timing of awards of stock options or other equity awards other than our non-employee director compensation policy. As a practice, we do not time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of compensation to our named executive officers or other employees. During 2025, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded, and no named executive officer or non-employee director was granted an equity award during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or an annual report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information
Award Timing Method	The Compensation Committee is responsible for overseeing our policies and practices regarding the timing of equity grants in relation to the release of material, nonpublic information. We do not currently maintain any written policies regarding the timing of awards of stock options or other equity awards other than our non-employee director compensation policy. As a practice, we do not time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of compensation to our named executive officers or other employees.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a practice, we do not time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of compensation to our named executive officers or other employees.
MNPI Disclosure Timed for Compensation Value	false